Document and Entity Information	Jan. 24, 2024
Cover [Abstract]
Entity Registrant Name	Aspira Women's Health Inc.
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0000926617
Document Type	8-K/A
Document Period End Date	Jan. 24, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-34810
Entity Tax Identification Number	33-0595156
Entity Address, Address Line One	12117 Bee Caves Road
Entity Address, Address Line Two	Building III
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	(512)
Local Phone Number	519-0400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	AWH
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) is an amendment to the Current Report on Form 8-K originally filed by Aspira Women’s Health Inc. (the “Company”) with the Securities and Exchange Commission on January 25, 2024. This Amendment is being filed solely to reflect the correct exercise price of certain common stock warrants issued by the Company and the correct modified exercise price of certain existing warrants.